Goodwill and Intangible Assets	3 Months Ended
Mar. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets

The Company had goodwill of $37.2 at both March 31, 2012 and December 31, 2011. Such goodwill is related to the Company's acquisitions of the Chandler, Arizona (Extrusion) facility and the Florence, Alabama facility and is included in the Fabricated Products segment.
Identifiable intangible assets at March 31, 2012 and December 31, 2011 are comprised of the following:
March 31, 2012:

	Weighted- average estimated useful life	Original cost	Accumulated amortization	Net book value
Customer relationships	25	$38.5	$(2.0)	$36.5
Backlog	2	0.8	(0.7)	0.1
Trademark and trade name	3	0.4	(0.2)	0.2
Total	24	$39.7	$(2.9)	$36.8
December 31, 2011:

	Weighted- average estimated useful life	Original cost	Accumulated amortization	Net book value
Customer relationships	25	$38.5	$(1.7)	$36.8
Backlog	2	0.8	(0.7)	0.1
Trademark and trade name	3	0.4	(0.1)	0.3
Total	24	$39.7	$(2.5)	$37.2

Amortization expense relating to definite-lived intangible assets is recorded in the Fabricated Products segment. Such expense was $0.4 and $0.6 for the quarters ended March 31, 2012 and March 31, 2011, respectively. The expected amortization of intangible assets for the remainder of 2012 and the next four calendar years and thereafter is as follows:

2012	$1.4
2013	1.7
2014	1.6
2015	1.6
2016	1.6
Thereafter	28.9
Total	$36.8